Schedule of Bank Loan (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Short-term bank loans		$ 1,433
Debt issuance cost		(23)
Total short-term debt		1,410
Long-term bank loans	$ 123,159	96,354
Debt issuance cost	(276)	(412)
Total debt	122,883	95,942
Less: current maturities	$ (122,883)	(2,081)
Total long-term debt		$ 93,861